CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS	CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Cash and bank balances	1,312,773	841,317
Less: Pledged deposits	(357)	(1,270)
Time deposits	(34,703)	(54,016)

Cash and cash equivalents	1,277,713	786,031

Denominated in USD	1,254,969	727,160
Denominated in RMB	12,675	21,472
Denominated in EUR	10,069	37,399

Cash and cash equivalents	1,277,713	786,031
The cash and cash equivalents of the Company denominated in Renminbi (“RMB”) amounted to $12.7 million and $21.5 million in the consolidated statements of financial position as at December 31, 2023 and 2022, respectively. The RMB is not freely convertible into other currencies, however, under Greater China Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Company is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.
The pledged deposit as at December 31, 2023 was pledged for credit card facilities. The pledged deposit as at December 31, 2022 was pledged for issuing bank acceptance notes to suppliers of the Company and credit card facilities.
Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks with no recent history of default. The carrying amounts of the cash and cash equivalents approximate to their fair values.